UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Growth Fund

7/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 1.4%
Precision Castparts Corp.	11,810	$942,553
United Technologies Corp.	35,390	1,927,693

		$2,870,246

Alcoholic Beverages – 2.2%
Companhia de Bebidas das Americas, ADR	30,500	$2,145,065
Pernod Ricard S.A.	33,133	2,574,678

		$4,719,743

Apparel Manufacturers – 5.4%
Compagnie Financiere Richemont S.A.	92,009	$2,260,943
Li & Fung Ltd.	886,200	2,612,844
LVMH Moet Hennessy Louis Vuitton S.A.	37,400	3,373,751
NIKE, Inc., “B”	26,810	1,518,518
Swatch Group Ltd.	8,795	1,607,321

		$11,373,377

Biotechnology – 1.0%
Genzyme Corp. (a)	41,680	$2,162,775

Broadcasting – 3.4%
Grupo Televisa S.A., ADR	112,190	$2,029,517
Walt Disney Co.	68,090	1,710,421
WPP Group PLC	451,827	3,485,079

		$7,225,017

Brokerage & Asset Managers – 4.0%
Charles Schwab Corp.	68,010	$1,215,339
Deutsche Boerse AG	23,360	1,851,202
Franklin Resources, Inc.	18,530	1,643,240
ICAP PLC	183,470	1,391,408
Julius Baer Holding Ltd.	48,327	2,301,824

		$8,403,013

Business Services – 7.4%
Accenture Ltd., “A”	102,500	$3,594,675
Dun & Bradstreet Corp.	31,340	2,256,167
Infosys Technologies Ltd., ADR	60,610	2,608,048
Intertek Group PLC	83,690	1,452,522
MasterCard, Inc., “A”	16,350	3,172,391
Visa, Inc., “A”	22,660	1,483,324
Western Union Co.	70,960	1,240,381

		$15,807,508

Cable TV – 0.4%
DIRECTV Group, Inc. (a)	33,030	$855,477

Chemicals – 1.2%
3M Co.	36,430	$2,569,044

Computer Software – 1.7%
Oracle Corp.	84,270	$1,864,895
SAP AG	38,660	1,818,369

		$3,683,264

Computer Software - Systems – 2.9%
Acer, Inc.	833,330	$1,757,694
Apple, Inc. (a)	13,930	2,276,023
Canon, Inc.	56,600	2,111,472

		$6,145,189

Consumer Products – 5.0%
Beiersdorf AG	20,730	$1,043,877

1

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Colgate-Palmolive Co.	26,190	$1,897,204
Hengan International Group Co. Ltd.	342,000	1,990,207
Natura Cosméticos S.A.	75,410	1,077,141
Procter & Gamble Co.	42,680	2,369,167
Reckitt Benckiser Group PLC	44,790	2,151,808

		$10,529,404

Electrical Equipment – 3.7%
Danaher Corp.	29,920	$1,832,301
Keyence Corp.	5,900	1,165,347
Rockwell Automation, Inc.	48,870	2,023,707
Schneider Electric S.A.	31,177	2,832,387

		$7,853,742

Electronics – 4.0%
ARM Holdings PLC	678,080	$1,430,032
Hirose Electric Co. Ltd.	12,100	1,355,456
Hoya Corp.	51,000	1,231,546
Samsung Electronics Co. Ltd.	4,334	2,554,809
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	191,718	2,007,287

		$8,579,130

Energy - Independent – 1.8%
INPEX Holdings, Inc.	492	$3,764,417

Energy - Integrated – 4.2%
Hess Corp.	19,460	$1,074,192
OAO Gazprom, ADR	106,290	2,194,889
Petroleo Brasileiro S.A., ADR	52,610	2,169,636
TOTAL S.A.	64,450	3,574,295

		$9,013,012

Food & Beverages – 5.8%
Groupe Danone	49,585	$2,660,512
Mead Johnson Nutrition Co., “A”	59,790	2,176,954
Nestle S.A.	109,569	4,509,282
PepsiCo, Inc.	52,880	3,000,940

		$12,347,688

Food & Drug Stores – 1.9%
CVS Caremark Corp.	73,600	$2,464,128
Tesco PLC	249,769	1,533,308

		$3,997,436

Gaming & Lodging – 0.5%
International Game Technology	53,230	$1,051,293

Insurance – 0.7%
QBE Insurance Group Ltd.	94,890	$1,547,544

Internet – 1.2%
Google, Inc., “A” (a)	5,500	$2,436,775

Major Banks – 2.5%
Bank of New York Mellon Corp.	45,150	$1,234,401
HSBC Holdings PLC	243,508	2,463,997
Standard Chartered PLC	71,839	1,705,249

		$5,403,647

Medical Equipment – 6.7%
DENTSPLY International, Inc.	44,520	$1,484,742
Essilor International S.A.	20,440	1,133,279
Medtronic, Inc.	78,750	2,789,325

2

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Sonova Holding AG	13,322	$1,174,939
Synthes, Inc.	20,570	2,311,755
Thermo Fisher Scientific, Inc. (a)	30,180	1,366,550
Waters Corp. (a)	45,210	2,271,803
Zimmer Holdings, Inc. (a)	36,600	1,705,560

		$14,237,953

Metals & Mining – 1.4%
BHP Billiton PLC	114,470	$2,988,713

Network & Telecom – 2.9%
Cisco Systems, Inc. (a)	137,790	$3,032,758
Nokia Oyj	236,520	3,148,626

		$6,181,384

Oil Services – 1.0%
Halliburton Co.	99,610	$2,200,385

Other Banks & Diversified Financials – 5.2%
Aeon Credit Service Co. Ltd.	116,400	$1,326,068
Bancolombia S.A., ADR	31,420	1,008,896
Bank of Cyprus Public Co. Ltd.	191,130	1,261,293
China Construction Bank	2,155,000	1,737,892
Credicorp Ltd.	16,010	1,067,867
Housing Development Finance Corp. Ltd.	50,654	2,679,063
UBS AG (a)	140,570	2,053,336

		$11,134,415

Pharmaceuticals – 8.0%
Abbott Laboratories	58,440	$2,629,216
Allergan, Inc.	31,280	1,671,290
Bayer AG	36,710	2,253,018
Johnson & Johnson	36,930	2,248,668
Novo Nordisk A/S, “B”	34,550	2,033,442
Roche Holding AG	25,100	3,957,657
Teva Pharmaceutical Industries Ltd., ADR	41,160	2,195,474

		$16,988,765

Printing & Publishing – 1.1%
Reed Elsevier PLC	321,360	$2,272,073

Specialty Chemicals – 4.3%
Akzo Nobel N.V.	49,220	$2,700,550
L’Air Liquide S.A.	16,842	1,758,599
Linde AG	18,510	1,747,036
Shin-Etsu Chemical Co. Ltd.	34,200	1,843,276
Symrise AG	69,494	1,118,272

		$9,167,733

Specialty Stores – 1.7%
Industria de Diseno Textile S.A.	47,890	$2,576,042
Staples, Inc.	51,310	1,078,536

		$3,654,578

Telecommunications - Wireless – 1.7%
America Movil S.A.B. de C.V., “L”, ADR	49,120	$2,112,651
Philippine Long Distance Telephone Co.	28,630	1,515,461

		$3,628,112

Telephone Services – 2.2%
China Unicom Ltd.	1,704,000	$2,458,142

3

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Telefonica S.A.	90,480	$2,251,017

		$4,709,159

Total Common Stocks		$209,502,011

Money Market Funds (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	3,931,969	$3,931,969

Total Investments		$213,433,980

Other Assets, Less Liabilities – (0.3)%		(729,315)

Net Assets – 100.0%		$212,704,665

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover minimum collateral requirements in brokerage accounts for the purpose of selling securities short. At July 31, 2009, the value of securities pledged amounted to $176,080. At July 31, 2009, the fund had no short sales outstanding.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Growth Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at value	Level 1	Level 2	Level 3	Total
Equity Securities	$209,502,011	$—	$—	$209,502,011
Mutual Funds	3,931,969	—	—	3,931,969

Total Investments	$213,433,980	$—	$—	$213,433,980

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$229,585,864

Gross unrealized appreciation	$12,609,034
Gross unrealized depreciation	(28,760,918)

Net unrealized appreciation (depreciation)	$(16,151,884)

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS Global Growth Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,572,621	56,178,728	(54,819,380)	3,931,969

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,891	$3,931,969

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets, as of July 31, 2009, are as follows:

United States	35.0%
United Kingdom	9.8%
Switzerland	9.5%
France	8.4%
Japan	6.0%
Germany	4.6%
China	2.9%
Brazil	2.5%
India	2.5%
Other Countries	18.8%

6

MFS® Strategic Income Fund

7/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par		Value ($)
Bonds – 96.2%
Aerospace – 0.4%
Bombardier, Inc., 6.3%, 2014 (n)		$205,000	$189,625
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		210,000	122,325
TransDigm Group, Inc., 7.75%, 2014		155,000	152,288
Vought Aircraft Industries, Inc., 8%, 2011		625,000	590,625

			$1,054,863

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014		$548,000	$394,560

Asset Backed & Securitized – 3.9%
Anthracite Ltd., CDO, 6%, 2037 (z)		$1,200,000	$96,000
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)		900,000	54,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040 (z)		674,286	248,879
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)		600,733	582,711
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)		1,194,009	1,228,519
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		7,939	7,546
Crest Ltd., CDO, 7%, 2040		400,000	30,000
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		1,050,000	1,081,351
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		550,000	536,546
Falcon Franchise Loan LLC, 6.5%, 2014 (z)		700,000	175,000
Falcon Franchise Loan LLC, FRN, 3.03%, 2023 (i)(z)		3,658,234	201,935
Falcon Franchise Loan LLC, FRN, 3.69%, 2025 (i)(z)		3,007,829	214,759
First Union-Lehman Brothers Bank of America, FRN, 0.569%, 2035 (i)		14,286,358	220,574
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		393,585	406,206
GMAC LLC, FRN, 6.02%, 2033 (z)		1,758,000	1,387,685
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2043		1,789,097	1,092,457
KKR Financial CLO Ltd., “C”, CDO, FRN, 2.333%, 2021 (n)		537,889	82,028
Morgan Stanley Capital I, Inc., FRN, 1.276%, 2039 (i)(z)		9,860,515	193,266
Prudential Securities Secured Financing Corp., FRN, 7.32%, 2013 (z)		875,000	722,012
Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032 (z)		1,075,000	1,118,906

			$9,680,380

Automotive – 1.3%
Accuride Corp., 8.5%, 2015 (d)		$150,000	$26,625
Allison Transmission, Inc., 11%, 2015 (n)		620,000	564,200
FCE Bank PLC, 7.125%, 2012	EUR	900,000	1,148,079
Ford Motor Credit Co. LLC, 9.75%, 2010		$125,000	124,416
Ford Motor Credit Co. LLC, 7.5%, 2012		107,000	98,757
Ford Motor Credit Co. LLC, 12%, 2015		663,000	675,905
Ford Motor Credit Co. LLC, 8%, 2016		215,000	192,709
Johnson Controls, Inc., 5.25%, 2011		290,000	294,633

			$3,125,324

Broadcasting – 1.3%
Allbritton Communications Co., 7.75%, 2012		$485,000	$402,550
Canwest Mediaworks, Inc., 9.25%, 2015 (d)(n)		305,000	39,650
Clear Channel Communications, Inc., 10.75%, 2016		150,000	45,375
Intelsat Jackson Holdings Ltd., 9.5%, 2016		270,000	279,450
Lamar Media Corp., 6.625%, 2015		385,000	338,800
Lamar Media Corp., “C”, 6.625%, 2015		275,000	236,500
LBI Media, Inc., 8.5%, 2017 (z)		190,000	99,750
LIN TV Corp., 6.5%, 2013		465,000	351,075
Local TV Finance LLC, 9.25%, 2015 (p)(z)		477,750	99,664
Newport Television LLC, 13%, 2017 (n)(p)		395,000	49,978
News America, Inc., 6.4%, 2035		890,000	887,661
Nexstar Broadcasting Group, Inc., 7%, 2014 (n)(p)		381,134	133,302
Nexstar Broadcasting Group, Inc., 7%, 2014		126,000	49,298
Univision Communications, Inc., 12%, 2014 (n)		40,000	42,600

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Univision Communications, Inc., 10.5%, 2015 (n)(p)	$285,000	$177,888

		$3,233,541

Brokerage & Asset Managers – 0.2%
Janus Capital Group, Inc., 6.95%, 2017	$375,000	$335,053
Nuveen Investments, Inc., 10.5%, 2015 (n)	345,000	244,950

		$580,003

Building – 1.5%
Associated Materials, Inc., 11.25%, 2014	$355,000	$150,875
Building Materials Holding Corp., 7.75%, 2014	310,000	285,588
CRH PLC, 8.125%, 2018	1,430,000	1,438,440
Lafarge S.A., 6.15%, 2011	1,320,000	1,360,597
Nortek, Inc., 10%, 2013	225,000	198,563
Nortek, Inc., 8.5%, 2014	210,000	75,600
Ply Gem Industries, Inc., 11.75%, 2013	195,000	147,225
USG Corp., 9.75%, 2014 (z)	45,000	45,900

		$3,702,788

Business Services – 0.4%
First Data Corp., 9.875%, 2015	$425,000	$358,594
Iron Mountain, Inc., 6.625%, 2016	320,000	295,600
SunGard Data Systems, Inc., 10.25%, 2015	418,000	428,450

		$1,082,644

Cable TV – 2.0%
CCO Holdings LLC, 8.75%, 2013	$705,000	$703,238
Charter Communications Holdings LLC, 8.375%, 2014 (n)	240,000	239,400
Charter Communications Holdings LLC, 10.875%, 2014 (n)	125,000	135,000
CSC Holdings, Inc., 6.75%, 2012	365,000	363,175
CSC Holdings, Inc., 8.5%, 2014 (n)	105,000	108,150
DirectTV Holdings LLC, 7.625%, 2016	640,000	648,000
Mediacom LLC, 9.5%, 2013	180,000	179,100
TCI Communications, Inc., 9.8%, 2012	841,000	970,943
Time Warner Cable, Inc., 8.25%, 2019	920,000	1,117,426
Videotron LTEE, 6.875%, 2014	115,000	112,700
Virgin Media Finance PLC, 9.5%, 2016	155,000	158,875
Virgin Media, Inc., 9.125%, 2016	350,000	353,500

		$5,089,507

Chemicals – 1.7%
Dow Chemical Co., 8.55%, 2019	$1,410,000	$1,546,904
Innophos Holdings, Inc., 8.875%, 2014	405,000	384,750
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	220,000	215,600
Momentive Performance Materials, Inc., 11.5%, 2016	282,000	141,000
Nalco Co., 7.75%, 2011	90,000	90,450
Nalco Finance Holdings, Inc., 9%, 2014	450,000	454,500
Yara International A.S.A., 5.25%, 2014 (n)	1,300,000	1,278,553

		$4,111,757

Construction – 0.5%
Lennar Corp., 5.125%, 2010	$1,110,000	$1,082,250
Lennar Corp., 12.25%, 2017 (n)	140,000	156,800

		$1,239,050

Consumer Products – 0.8%
ACCO Brands Corp., 7.625%, 2015	$135,000	$97,875
Fortune Brands, Inc., 5.125%, 2011	1,025,000	1,042,476
Hasbro, Inc., 6.125%, 2014	200,000	206,353
Jarden Corp., 7.5%, 2017	320,000	307,200

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Whirlpool Corp., 8%, 2012	$429,000	$451,994

		$2,105,898

Consumer Services – 1.3%
Corrections Corp. of America, 6.25%, 2013	$200,000	$196,000
KAR Holdings, Inc., 10%, 2015	270,000	237,600
KAR Holdings, Inc., FRN, 5.028%, 2014	170,000	137,700
Service Corp. International, 7%, 2017	435,000	404,550
Service Corp. International, 7.625%, 2018	312,000	298,740
Ticketmaster Entertainment, Inc., 10.75%, 2016	195,000	181,350
Western Union Co., 5.4%, 2011	1,610,000	1,704,732

		$3,160,672

Containers – 0.9%
Crown Americas LLC, 7.75%, 2015	$250,000	$253,750
Graham Packaging Holdings Co., 9.875%, 2014	450,000	430,875
Greif, Inc., 6.75%, 2017	915,000	862,388
Owens-Brockway Glass Container, Inc., 8.25%, 2013	690,000	705,525

		$2,252,538

Defense Electronics – 1.0%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,335,403
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	409,426
L-3 Communications Corp., 6.125%, 2014	700,000	677,250
L-3 Communications Corp., 5.875%, 2015	200,000	189,500

		$2,611,579

Electronics – 0.3%
Avago Technologies Ltd., 11.875%, 2015	$160,000	$166,400
Flextronics International Ltd., 6.25%, 2014	144,000	135,360
Freescale Semiconductor, Inc., 8.875%, 2014	340,000	227,800
Spansion, Inc., 11.25%, 2016 (d)(n)	200,000	133,000

		$662,560

Emerging Market Quasi-Sovereign – 5.0%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$815,000	$825,188
Ecopetrol S.A., 7.625%, 2019 (z)	258,000	269,610
Empresa Nacional del Petroleo, 6.25%, 2019 (n)	240,000	243,332
Export-Import Bank of Korea, 5.875%, 2015	671,000	676,119
Gaz Capital S.A., 8.125%, 2014 (z)	947,000	956,470
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	109,000	102,188
KazMunaiGaz Finance B.V., 11.75%, 2015 (z)	633,000	658,320
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	352,000	322,080
Korea National Oil Corp., 5.375%, 2014 (z)	500,000	510,625
Mubadala Development Co., 7.625%, 2019 (n)	981,000	1,049,670
National Power Corp., 4.911%, 2011	195,000	197,067
National Power Corp., 7.25%, 2019 (n)	370,000	377,400
Pemex Project Funding Master Trust, 5.75%, 2018	778,000	766,330
Petrobras International Finance Co., 7.875%, 2019	1,096,000	1,216,889
Petroleos Mexicanos, 8%, 2019 (n)	467,000	526,543
Qtel International Finance Ltd., 7.875%, 2019 (n)	573,000	623,872
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014 (z)	503,000	514,058
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	890,000	895,749
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (z)	721,000	749,314
TDIC Finance Ltd., 6.5%, 2014 (n)	851,000	878,305

		$12,359,129

Emerging Market Sovereign – 1.4%
Emirate of Abu Dhabi, 6.75%, 2019 (n)	$316,000	$337,691
Federative Republic of Brazil, 7.125%, 2037	45,000	49,545

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Argentina, FRN, 0%, 2009	$85,156	$84,497
Republic of Argentina, FRN, 1.683%, 2012	247,163	171,353
Republic of Colombia, 7.375%, 2017	198,000	216,810
Republic of Colombia, 7.375%, 2019	101,000	109,585
Republic of Indonesia, 6.875%, 2018 (n)	278,000	282,170
Republic of Indonesia, 7.75%, 2038 (n)	211,000	204,670
Republic of Panama, 7.25%, 2015	520,000	566,800
Republic of Peru, 7.125%, 2019	103,000	111,652
Republic of Peru, 7.35%, 2025	141,000	152,492
Republic of Philippines, 6.5%, 2020	100,000	100,250
Republic of Poland, 6.375%, 2019	444,000	459,895
Republic of South Africa, 6.875%, 2019	100,000	109,250
Republic of Turkey, 7.5%, 2017	100,000	105,875
State of Qatar, 6.55%, 2019 (n)	363,000	381,150

		$3,443,685

Energy - Independent – 3.5%
Anadarko Finance Co., 6.75%, 2011	$910,000	$965,197
Chaparral Energy, Inc., 8.875%, 2017	370,000	229,400
Chesapeake Energy Corp., 9.5%, 2015	330,000	350,213
Chesapeake Energy Corp., 6.375%, 2015	555,000	517,538
EnCana Corp., 6.5%, 2019	470,000	529,733
Forest Oil Corp., 8.5%, 2014 (n)	110,000	111,650
Forest Oil Corp., 7.25%, 2019	395,000	375,744
Hilcorp Energy I LP, 9%, 2016 (n)	475,000	437,000
Mariner Energy, Inc., 8%, 2017	540,000	469,800
McMoRan Exploration Co., 11.875%, 2014	225,000	206,438
Newfield Exploration Co., 6.625%, 2014	255,000	246,075
Newfield Exploration Co., 6.625%, 2016	120,000	115,800
Nexen, Inc., 6.4%, 2037	1,100,000	1,036,384
OPTI Canada, Inc., 8.25%, 2014	555,000	366,300
Penn Virginia Corp., 10.375%, 2016	365,000	389,181
Petrohawk Energy Corp., 10.5%, 2014 (n)	210,000	224,700
Plains Exploration & Production Co., 7%, 2017	625,000	592,188
Quicksilver Resources, Inc., 8.25%, 2015	245,000	235,200
Quicksilver Resources, Inc., 7.125%, 2016	410,000	344,400
Range Resources Corp., 8%, 2019	330,000	335,775
SandRidge Energy, Inc., 9.875%, 2016 (n)	85,000	85,850
SandRidge Energy, Inc., 8%, 2018 (n)	560,000	509,600
Talisman Energy, Inc., 7.75%, 2019	120,000	140,355

		$8,814,521

Energy - Integrated – 1.5%
ConocoPhillips, 5.75%, 2019	$1,580,000	$1,731,160
Hess Corp., 8.125%, 2019	270,000	323,119
Husky Energy, Inc., 7.25%, 2019	625,000	716,262
Petro-Canada, 5%, 2014	860,000	885,684

		$3,656,225

Entertainment – 0.3%
AMC Entertainment, Inc., 11%, 2016	$285,000	$287,850
AMC Entertainment, Inc., 8.75%, 2019 (n)	270,000	265,950
Time Warner, Inc., 6.5%, 2036	110,000	110,435

		$664,235

Financial Institutions – 1.3%
General Electric Capital Corp., FRN, 1.158%, 2012	$770,000	$707,074
GMAC LLC, 6.875%, 2011 (n)	568,000	523,980

Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
GMAC LLC, 7%, 2012 (n)	$185,000	$167,425
GMAC LLC, 6.75%, 2014 (n)	255,000	219,300
GMAC LLC, 8%, 2031 (n)	330,000	252,450
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,400,000	434,000
ORIX Corp., 5.48%, 2011	970,000	936,935

		$3,241,164

Food & Beverages – 2.6%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$1,100,000	$1,284,797
ARAMARK Corp., 8.5%, 2015	240,000	241,800
Conagra Foods, Inc., 7.875%, 2010	746,000	796,280
Conagra Foods, Inc., 7%, 2019	50,000	57,812
Dean Foods Co., 7%, 2016	335,000	315,738
Del Monte Corp., 6.75%, 2015	360,000	350,100
HJ Heinz Finance Co., 7.125%, 2039 (z)	80,000	88,034
Kraft Foods, Inc., 6.125%, 2018	720,000	789,343
Michael Foods, Inc., 8%, 2013	495,000	496,238
Miller Brewing Co., 5.5%, 2013 (n)	1,370,000	1,421,979
Tyson Foods, Inc., 7.85%, 2016	560,000	565,600

		$6,407,721

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2017	$178,000	$189,473
CVS Caremark Corp., 6.6%, 2019	650,000	725,925

		$915,398

Forest & Paper Products – 1.0%
Buckeye Technologies, Inc., 8.5%, 2013	$1,075,000	$1,042,750
Celulosa Arauco y Constitucion S.A., 7.25%, 2019 (z)	100,000	103,580
Georgia-Pacific Corp., 7.125%, 2017 (n)	255,000	248,625
Georgia-Pacific Corp., 8%, 2024	150,000	133,875
Graphic Packaging International Corp., 9.5%, 2013	160,000	159,400
Jefferson Smurfit Corp., 8.25%, 2012 (d)	195,000	98,475
Millar Western Forest Products Ltd., 7.75%, 2013	530,000	259,700
Smurfit-Stone Container Corp., 8%, 2017 (d)	61,000	30,653
Stora Enso Oyj, 6.404%, 2016 (n)	690,000	510,600

		$2,587,658

Gaming & Lodging – 1.4%
Boyd Gaming Corp., 6.75%, 2014	$295,000	$263,288
Firekeepers Development Authority, 13.875%, 2015 (n)	260,000	260,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	315,000	9,450
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	120,000	121,500
Harrah’s Operating Co., Inc., 10%, 2018 (n)	3,000	2,100
Harrah’s Operating Co., Inc., 10%, 2018 (n)	593,000	415,100
Host Hotels & Resorts, Inc., 7.125%, 2013	115,000	111,550
Host Hotels & Resorts, Inc., 6.75%, 2016	140,000	129,850
Host Hotels & Resorts, Inc., 9%, 2017 (n)	65,000	65,488
MGM Mirage, 6.75%, 2013	280,000	213,500
MGM Mirage, 10.375%, 2014 (n)	45,000	48,263
MGM Mirage, 7.5%, 2016	305,000	222,650
MGM Mirage, 11.125%, 2017 (n)	120,000	132,000
Pinnacle Entertainment, Inc., 7.5%, 2015	635,000	563,563
Royal Caribbean Cruises Ltd., 7%, 2013	225,000	201,375
Scientific Games Corp., 6.25%, 2012	335,000	324,950
Station Casinos, Inc., 6%, 2012 (d)	225,000	67,500
Station Casinos, Inc., 6.5%, 2014 (d)	620,000	9,300
Station Casinos, Inc., 6.875%, 2016 (d)	1,060,000	15,900

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		$207,000	$26,910
Wyndham Worldwide Corp., 6%, 2016		380,000	322,150

			$3,526,387

Industrial – 1.0%
Baldor Electric Co., 8.625%, 2017		$265,000	$265,663
Johns Hopkins University, 5.25%, 2019		1,180,000	1,218,598
JohnsonDiversey, Inc., 9.625%, 2012	EUR	140,000	182,581
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$325,000	329,875
Steelcase, Inc., 6.5%, 2011		589,000	583,842

			$2,580,559

Insurance – 1.7%
Allianz AG, 5.5%, 2049	EUR	947,000	$1,093,305
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,010,000	1,266,300
Metropolitan Life Global Funding, 5.125%, 2014 (n)		430,000	431,915
Principal Financial Group, Inc., 8.875%, 2019		650,000	729,864
Prudential Financial, Inc., 6.2%, 2015		660,000	678,262

			$4,199,646

Insurance - Property & Casualty – 1.3%
ACE INA Holdings, Inc., 5.9%, 2019		$260,000	$274,857
Allstate Corp., 7.45%, 2019		330,000	372,891
AXIS Capital Holdings Ltd., 5.75%, 2014		1,555,000	1,462,521
USI Holdings Corp., 9.75%, 2015 (z)		320,000	235,200
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		1,080,000	896,400

			$3,241,869

International Market Quasi-Sovereign – 3.7%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	500,000	$493,163
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	1,245,704
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,082,461
Landwirtschaftliche Rentenbank, 4.125%, 2013		1,190,000	1,246,709
LeasePlan Corp. N.V., 3%, 2012 (n)		470,000	475,975
Lloyds TSB Bank PLC, FRN, 1.597%, 2012 (n)		1,000,000	997,564
Royal Bank of Scotland PLC, FRN, 1.637%, 2012 (n)		1,497,000	1,507,362
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,214,000	1,228,119
Swedbank AB, 2.8%, 2012 (n)		300,000	304,025
Westpac Banking Corp., 3.45%, 2014 (z)		520,000	514,669

			$9,095,751

International Market Sovereign – 15.1%
Dutch Government, 3.75%, 2014	EUR	860,000	$1,288,456
Federal Republic of Germany, 5.25%, 2010		1,112,000	1,649,726
Federal Republic of Germany, 3.75%, 2015		1,446,000	2,182,087
Federal Republic of Germany, 4.25%, 2018		495,000	762,854
Federal Republic of Germany, 6.25%, 2030		725,000	1,334,882
Government of Canada, 4.5%, 2015	CAD	826,000	834,304
Government of Canada, 5.75%, 2033		218,000	254,139
Government of Japan, 1.5%, 2012	JPY	103,000,000	1,122,776
Government of Japan, 1.3%, 2014		227,000,000	2,461,318
Government of Japan, 1.7%, 2017		320,000,000	3,532,188
Government of Japan, 2.2%, 2027		102,000,000	1,099,876
Government of Japan, 2.4%, 2037		108,000,000	1,163,525
Kingdom of Belgium, 5.5%, 2017	EUR	631,000	1,025,320
Kingdom of Spain, 5.35%, 2011		2,541,000	3,919,136
Republic of Austria, 4.65%, 2018		874,000	1,338,518
Republic of France, 4.75%, 2012		702,000	1,085,428
Republic of France, 6%, 2025		590,000	1,041,320

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of France, 4.75%, 2035		$974,000	$1,521,069
Republic of Greece, 3.6%, 2016		331,000	470,104
Republic of Ireland, 4.6%, 2016		926,000	1,363,646
Republic of Italy, 4.75%, 2013		1,472,000	2,255,961
Republic of Italy, 5.25%, 2017		1,673,000	2,652,166
Republic of Portugal, 4.45%, 2018		296,000	443,937
United Kingdom Treasury, 8%, 2015	GBP	752,000	1,599,391
United Kingdom Treasury, 8%, 2021		276,000	640,976
United Kingdom Treasury, 4.25%, 2036		382,000	610,960

			$37,654,063

Local Authorities – 1.0%
California (Build America Bonds), 7.55%, 2039		$720,000	$744,293
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		820,000	815,318
Province of Ontario, 5.45%, 2016		745,000	806,385

			$2,365,996

Machinery & Tools – 0.5%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,059,522
Case New Holland, Inc., 7.125%, 2014		300,000	282,000

			$1,341,522

Major Banks – 4.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$1,840,000	$1,085,600
Bank of America Corp., 7.375%, 2014		460,000	501,083
Bank of New York Mellon Corp., 4.3%, 2014		1,110,000	1,150,921
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		226,000	153,083
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	442,500
Credit Suisse New York, 5.5%, 2014		650,000	691,309
Goldman Sachs Group, Inc., 6%, 2014		450,000	487,615
Goldman Sachs Group, Inc., 7.5%, 2019		804,000	941,608
Merrill Lynch & Co., Inc., 6.4%, 2017		400,000	392,841
Morgan Stanley, 6.75%, 2011		780,000	825,036
Morgan Stanley, 6%, 2014		620,000	661,754
Morgan Stanley, 7.3%, 2019		250,000	281,615
Natixis S.A., 10% to 2018, FRN to 2049 (n)		820,000	648,218
Royal Bank of Scotland Group PLC, 9.118%, 2049		857,000	788,440
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		1,187,000	785,458

			$9,837,081

Medical & Health Technology & Services – 3.4%
Biomet, Inc., 10%, 2017		$350,000	$378,875
Biomet, Inc., 11.625%, 2017		290,000	314,650
Cardinal Health, Inc., 5.8%, 2016		840,000	827,662
Community Health Systems, Inc., 8.875%, 2015		720,000	741,600
Cooper Cos., Inc., 7.125%, 2015		265,000	249,100
DaVita, Inc., 6.625%, 2013		159,000	156,218
DaVita, Inc., 7.25%, 2015		753,000	737,940
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		185,000	199,800
HCA, Inc., 6.375%, 2015		715,000	632,775
HCA, Inc., 9.25%, 2016		855,000	891,338
HCA, Inc., 8.5%, 2019 (n)		205,000	210,125
Hospira, Inc., 5.55%, 2012		450,000	468,568
Hospira, Inc., 6.05%, 2017		410,000	423,066
McKesson Corp., 5.7%, 2017		370,000	382,275
Owens & Minor, Inc., 6.35%, 2016		710,000	625,298
Psychiatric Solutions, Inc., 7.75%, 2015		210,000	198,975
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		175,000	161,438

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
U.S. Oncology, Inc., 10.75%, 2014	$375,000	$371,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)	305,000	295,850
Universal Hospital Services, Inc., FRN, 4.635%, 2015	90,000	75,600
Vwr Funding, Inc., 11.25%, 2015 (p)	265,000	231,544

		$8,573,947

Metals & Mining – 1.2%
Arch Western Finance LLC, 6.75%, 2013	$345,000	$334,650
BHP Billiton Finance Ltd., 6.5%, 2019	280,000	318,657
FMG Finance Ltd., 10.625%, 2016 (n)	525,000	542,063
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	720,000	763,200
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	160,000	153,898
Peabody Energy Corp., 7.375%, 2016	20,000	20,100
Peabody Energy Corp., “B”, 6.875%, 2013	565,000	570,650
Rio Tinto Finance USA Ltd., 5.875%, 2013	205,000	217,135

		$2,920,353

Mortgage Backed – 3.4%
Fannie Mae, 5.5%, 2019 - 2034	$5,389,363	$5,635,555
Fannie Mae, 6.5%, 2031	209,694	227,426
Fannie Mae, 6%, 2034 (f)	2,551,782	2,696,155

		$8,559,136

Natural Gas - Distribution – 0.7%
AmeriGas Partners LP, 7.125%, 2016	$385,000	$373,450
EQT Corp., 8.125%, 2019	980,000	1,105,470
Inergy LP, 6.875%, 2014	335,000	316,575

		$1,795,495

Natural Gas - Pipeline – 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$300,000	$246,000
Atlas Pipeline Partners LP, 8.75%, 2018	270,000	216,000
CenterPoint Energy, Inc., 7.875%, 2013	1,096,000	1,180,682
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	410,000	404,354
El Paso Corp., 8.25%, 2016	275,000	280,500
El Paso Corp., 7.25%, 2018	280,000	271,977
Energy Transfer Partners LP, 8.5%, 2014	93,000	107,467
Kinder Morgan Energy Partners LP, 6%, 2017	830,000	853,777
Kinder Morgan Finance Corp., 5.35%, 2011	1,516,000	1,519,790
MarkWest Energy Partners LP, 6.875%, 2014 (n)	235,000	206,800
Spectra Energy Capital LLC, 8%, 2019	679,000	754,290
Williams Partners LP, 7.25%, 2017	300,000	294,000

		$6,335,637

Network & Telecom – 3.5%
AT&T, Inc., 5.8%, 2019	$660,000	$715,181
Cincinnati Bell, Inc., 8.375%, 2014	535,000	529,650
Citizens Communications Co., 9.25%, 2011	628,000	647,625
Deutsche Telekom International Finance B.V., 8.5%, 2010	543,000	571,971
France Telecom, 4.375%, 2014	640,000	667,797
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	465,000	471,975
Qwest Communications International, Inc., 7.25%, 2011	270,000	267,300
Qwest Corp., 8.875%, 2012	290,000	300,875
Qwest Corp., 7.5%, 2014	560,000	558,600
Telecom Italia Capital, 4.875%, 2010	248,000	253,151
Telefonica Europe B.V., 7.75%, 2010	1,090,000	1,155,643
Telefonica S.A., 5.877%, 2019	760,000	833,490
Telemar Norte Leste S.A., 9.5%, 2019 (n)	532,000	604,485
Verizon Communications, Inc., 8.75%, 2018	690,000	882,389

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Windstream Corp., 8.625%, 2016	$300,000	$304,500

		$8,764,632

Oil Services – 0.4%
Smith International, Inc., 9.75%, 2019	$800,000	$967,601

Other Banks & Diversified Financials – 2.6%
American Express Centurion Bank, 5.2%, 2010	$840,000	$852,648
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012 (z)	550,000	480,688
Capital One Financial Corp., 8.8%, 2019	660,000	715,903
Capital One Financial Corp., 10.25%, 2039	740,000	752,950
Citigroup, Inc., 8.5%, 2019	461,000	490,832
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	246,000	196,800
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	940,308
Swedbank AB, 9% to 2010, FRN to 2049 (n)	800,000	396,000
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	683,200
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	699,147
Woori America Bank, 7%, 2015 (z)	265,000	276,925

		$6,485,401

Pharmaceuticals – 1.4%
Pfizer, Inc., 6.2%, 2019	$1,280,000	$1,448,209
Roche Holdings, Inc., 6%, 2019 (n)	1,590,000	1,763,324
Teva Pharmaceutical Finance LLC, 5.55%, 2016	359,000	376,693

		$3,588,226

Pollution Control – 0.4%
Allied Waste North America, Inc., 7.125%, 2016	$1,015,000	$1,047,988

Precious Metals & Minerals – 0.4%
Alrosa Finance S.A., 8.875%, 2014	$488,000	$466,040
Teck Resources Ltd., 9.75%, 2014 (n)	125,000	139,063
Teck Resources Ltd., 10.75%, 2019 (n)	255,000	296,756

		$901,859

Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$24,903	$11,897
American Media Operations, Inc., 14%, 2013 (p)(z)	260,008	120,824
Dex Media West LLC, 9.875%, 2013 (d)	849,000	157,065
Idearc, Inc., 8%, 2016 (d)	183,000	8,006
Nielsen Finance LLC, 10%, 2014	330,000	331,650
Nielsen Finance LLC, 11.5%, 2016	205,000	214,738
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	533,000	387,758
Quebecor World, Inc., 6.125%, 2013 (d)	210,000	17,850
Tribune Co., 5.25%, 2015 (d)	280,000	15,750

		$1,265,538

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$140,000	$135,800
Panama Canal Railway Co., 7%, 2026 (n)	330,934	238,272

		$374,072

Real Estate – 0.7%
Simon Property Group, Inc., REIT, 6.1%, 2016	$1,790,000	$1,713,581

Retailers – 1.7%
Couche-Tard, Inc., 7.5%, 2013	$490,000	$489,388
Dollar General Corp., 11.875%, 2017 (p)	205,000	229,600
Limited Brands, Inc., 5.25%, 2014	671,000	577,964
Macy’s Retail Holdings, Inc., 5.75%, 2014	280,000	258,745
Macy’s Retail Holdings, Inc., 8.875%, 2015	860,000	890,640

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Neiman Marcus Group, Inc., 10.375%, 2015	$135,000	$97,200
Rite Aid Corp., 9.75%, 2016 (n)	200,000	211,000
Rite Aid Corp., 7.5%, 2017	200,000	171,000
Sally Beauty Holdings, Inc., 10.5%, 2016	175,000	180,250
Staples, Inc., 9.75%, 2014	690,000	808,349
Toys “R” Us, Inc., 10.75%, 2017 (z)	265,000	271,625

		$4,185,761

Specialty Chemicals – 0.2%
Ashland, Inc., 9.125%, 2017 (n)	$385,000	$406,175

Specialty Stores – 0.1%
Michaels Stores, Inc., 10%, 2014	$55,000	$51,700
Payless ShoeSource, Inc., 8.25%, 2013	310,000	300,700

		$352,400

Supermarkets – 0.6%
Delhaize Group, 5.875%, 2014	$740,000	$774,512
Safeway, Inc., 4.95%, 2010	470,000	481,899
SUPERVALU, Inc., 8%, 2016	180,000	178,650

		$1,435,061

Telecommunications - Wireless – 1.7%
Cricket Communications, Inc., 7.75%, 2016 (n)	$195,000	$194,025
Crown Castle International Corp., 9%, 2015	175,000	184,844
Crown Castle International Corp., 7.75%, 2017 (n)	125,000	127,500
MetroPCS Wireless, Inc., 9.25%, 2014	345,000	357,075
Nextel Communications, Inc., 6.875%, 2013	330,000	301,125
Rogers Cable, Inc., 5.5%, 2014	659,000	704,253
Sprint Nextel Corp., 8.375%, 2012	610,000	617,625
Sprint Nextel Corp., 8.75%, 2032	155,000	133,494
Vodafone Group PLC, 5.375%, 2015	1,080,000	1,133,023
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	442,000	468,520

		$4,221,484

Telephone Services – 0.1%
Frontier Communications Corp., 8.25%, 2014	$235,000	$237,938

Tobacco – 1.1%
Alliance One International, Inc., 10%, 2016 (n)	$170,000	$167,450
Altria Group, Inc., 9.25%, 2019	1,040,000	1,243,703
Lorillard Tobacco Co., 8.125%, 2019	329,000	359,963
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,045,799

		$2,816,915

Transportation – 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$561,781	$550,545
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	233,190	167,897

		$718,442

Transportation - Services – 0.5%
Erac USA Finance Co., 6.375%, 2017 (n)	$930,000	$869,035
Hertz Corp., 8.875%, 2014	440,000	423,500

		$1,292,535

Utilities - Electric Power – 4.2%
AES Corp., 8%, 2017	$520,000	$509,600
Beaver Valley Funding Corp., 9%, 2017	1,360,000	1,342,633
Calpine Corp., 8%, 2016 (n)	280,000	281,400
Consumers Energy Co., 6.7%, 2019	190,000	215,040
Dynegy Holdings, Inc., 7.5%, 2015	300,000	262,500

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Dynegy Holdings, Inc., 7.75%, 2019	$170,000	$135,363
Edison Mission Energy, 7%, 2017	505,000	402,106
Enersis S.A., 7.375%, 2014	191,000	206,432
FirstEnergy Corp., 6.45%, 2011	857,000	914,178
HQI Transelec Chile S.A., 7.875%, 2011	1,051,000	1,102,548
Mirant Americas Generation LLC, 8.3%, 2011	100,000	101,625
Mirant North America LLC, 7.375%, 2013	385,000	380,188
NRG Energy, Inc., 7.375%, 2016	1,005,000	972,320
Pacific Gas & Electric Co., 4.2%, 2011	630,000	651,547
Progress Energy, Inc., 6.05%, 2014	610,000	657,917
PSEG Power LLC, 7.75%, 2011	855,000	923,339
Texas Competitive Electric Holdings LLC, 10.25%, 2015	1,270,000	996,950
Waterford 3 Funding Corp., 8.09%, 2017	481,685	463,564

		$10,519,250

Total Bonds		$239,499,701

Floating Rate Loans (g)(r) – 1.7%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 2.59%, 2014	$26,430	$17,857
Hawker Beechcraft Acquisition Co., Term Loan B, 2.38%, 2014	595,536	402,359

		$420,216

Automotive – 0.3%
Accuride Corp., Term Loan B, 3.42%, 2012	$49,117	$44,942
Allison Transmission, Inc., Term Loan B, 3.05%, 2014	329,166	283,494
Federal Mogul Corp., Term Loan B, 2.24%, 2014	352,085	265,384
Ford Motor Co., Term Loan B, 3.49%, 2013	183,705	155,741

		$749,561

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.81%, 2014	$184,905	$116,143
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	249,763	120,957
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	133,079	64,448

		$301,548

Building – 0.0%
Building Materials Corp., Term Loan B, 3.06%, 2014	$55,673	$49,804

Business Services – 0.2%
First Data Corp., Term Loan B-1, 3.03%, 2014	$462,969	$388,894

Cable TV – 0.1%
Charter Communications Operating LLC, Term Loan B, 6.25%, 2014	$245,438	$229,055

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.05%, 2013	$155,130	$114,076

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.87%, 2014	$310,737	$52,825
MGM Mirage, Term Loan B, 2011 (o)	124,051	101,894

		$154,719

Printing & Publishing – 0.1%
Tribune Co., Term Loan B, 6.5%, 2014 (d)	$540,238	$204,277

Specialty Chemicals – 0.1%
LyondellBasell Dutch Tranche Revolving Credit Loan, 3.78%, 2014 (o)	$7,613	$3,283
LyondellBasell Dutch Tranche Term Loan A, 3.78%, 2014 (o)	17,684	7,626
LyondellBasell German Term Loan B-1, 4.03%, 2014 (o)	21,856	9,426
LyondellBasell German Term Loan B-2, 4.03%, 2014 (o)	21,855	9,425
LyondellBasell German Term Loan B-3, 4.03%, 2014 (o)	21,855	9,425
LyondellBasell Second Priority DIP Term Loan, 5.81%, 2014	61,752	51,820

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Specialty Chemicals – continued
LyondellBasell Super Priority DIP Term Loan, 2009 (q)	$61,813	$63,847
LyondellBasell Term Loan B-1, 4.03%, 2014 (o)	94,811	40,887
LyondellBasell Term Loan B-2, 4.03%, 2014 (o)	94,812	40,888
LyondellBasell Term Loan B-3, 4.03%, 2014 (o)	94,812	40,888
LyondellBasell U.S. Tranche Revolving Credit Loan, 3.78%, 2014 (o)	28,546	12,311
LyondellBasell U.S. Tranche Term Loan A, 3.78%, 2014 (o)	54,394	23,457

		$313,283

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.56%, 2013	$310,554	$254,766

Utilities - Electric Power – 0.4%
Calpine Corp., Term Loan, 3.47%, 2014	$342,104	$313,880
TXU Corp. Term Loan B-3, 3.8%, 2014	811,695	622,595

		$936,475

Total Floating Rate Loans		$4,116,674

Common Stocks – 0.0%
Printing & Publishing – 0.0%
American Media, Inc., 0%	4,766	$6,387

Preferred Stocks – 0.0%
Financial Institutions – 0.0%
Preferred Blocker, Inc., 7% (z)	167	$76,898

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)	1,250,000	$0

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	2,775,647	$2,775,647

Total Investments		$246,475,307

Other Assets, Less Liabilities – 1.0%		2,420,490

Net Assets – 100.0%		$248,895,797

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,691,088, representing 16.75% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	9/21/04	$787,401	$54,000
American Media Operations, Inc., 9%, 2013	1/30/09	15,906	11,897
American Media Operations, Inc., 14%, 2013	1/30/09	140,578	120,824
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,029,413	96,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.085%, 2040	3/01/06	674,286	248,879
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012	3/08/05	550,000	480,688
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	602,143	582,711
Celulosa Arauco y Constitucion S.A., 7.25%, 2019	7/22/09	98,911	103,580
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,187,670	1,228,519
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	542,476	536,546
Ecopetrol S.A., 7.625%, 2019	7/16/09	257,078	269,610
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	649,678	175,000
Falcon Franchise Loan LLC, FRN, 3.03%, 2023	1/18/02	232,160	201,935
Falcon Franchise Loan LLC, FRN, 3.69%, 2025	1/29/03	338,650	214,759
GMAC LLC, FRN, 6.02%, 2033	11/17/00	1,692,393	1,387,685
Gaz Capital S.A., 8.125%, 2014	7/22/09	947,000	956,470
HJ Heinz Finance Co., 7.125%, 2039	7/22/09	79,793	88,034
KazMunaiGaz Finance B.V., 11.75%, 2015	7/16/09	626,778	658,320
Korea National Oil Corp., 5.375%, 2014	7/23/09	496,723	510,625
LBI Media, Inc., 8.5%, 2017	7/18/07	187,302	99,750
Local TV Finance LLC, 9.25%, 2015	11/09/07-6/15/09	463,508	99,664
Morgan Stanley Capital I, Inc., 1.276%, 2039	7/20/04	307,456	193,266
Preferred Blocker, Inc., 7% (Preferred Stock)	12/29/08	128,590	76,898
Prudential Securities Secured Financing Corp., FRN, 7.32%, 2013	12/06/04	920,908	722,012
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.5%, 2014	7/16/09	501,833	514,058
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	7/16/09-7/17/09	727,022	749,314
Salomon Brothers Mortgage Securities, Inc., FRN, 7.07%, 2032	1/07/05	1,175,171	1,118,906
Toys “R” Us, Inc., 10.75%, 2017	7/01/09	258,141	271,625
USG Corp., 9.75%, 2014	7/30/09	44,139	45,900
USI Holdings Corp., 9.75%, 2015	4/26/07-9/13/07	322,455	235,200
Westpac Banking Corp., 3.45%, 2014	7/21/09	518,869	514,669
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	442,969	468,520
Woori America Bank, 7%, 2015	7/27/09	263,882	276,925

Total Restricted Securities			$13,312,789
% of Net Assets			5.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 07/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 07/31/09 - continued

The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$76,898	$6,387	$83,285
Non-U.S. Sovereign Debt	—	62,552,630	—	62,552,630
Corporate Bonds	—	127,139,787	—	127,139,787
Residential Mortgage-Backed Securities	—	8,566,683	—	8,566,683
Commercial Mortgage-Backed Securities	—	8,579,215	—	8,579,215
Asset-Backed Securities (including CDOs)	—	1,093,618	—	1,093,618
Foreign Bonds	—	31,163,412	—	31,163,412
Floating Rate Loans	—	4,116,674	—	4,116,674
Other Fixed Income Securities	—	404,356	—	404,356
Mutual Funds	2,775,647	—	—	2,775,647

Total Investments	$2,775,647	$243,693,273	$6,387	$246,475,307

Other Financial Instruments
Futures	$64,434	$—	$—	$64,434
Swaps	—	23,687	—	23,687
Forward Currency Contracts	—	(251,442)	—	(251,442)

For further information regarding security characteristics, see the Portfolio of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Other Financial Instruments
Balance as of 10/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(3,812)	—
Net purchases (sales)	10,199	—
Transfers in and/or out of Level 3	—	—

Balance as of 7/31/09	$6,387	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$253,794,197

Gross unrealized appreciation	$12,318,726
Gross unrealized depreciation	(19,637,616)

Net unrealized appreciation (depreciation)	$(7,318,890)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 07/31/09 - continued

(3) Derivative Contracts at 7/31/09

Forward Foreign Currency Exchange Contracts at 07/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	JPMorgan Chase Bank	477,000	8/6/09	$237,432	$255,557	$18,125
BUY	CAD	UBS AG	20,683	8/17/09	18,391	19,201	810
BUY	IDR	JPMorgan Chase Bank	2,459,348,879	8/5/09	240,406	247,743	7,337
SELL	JPY	JPMorgan Chase Bank	582,388,492	10/15/09	6,305,977	6,159,002	146,975
BUY	SEK	UBS AG	3,782,613	8/31/09	490,486	524,263	33,777

							$207,024

Liability Derivatives
SELL	CAD	UBS AG	1,800,665	8/17/09	$1,540,531	$1,671,606	$(131,075)
SELL	EUR	JPMorgan Chase Bank	4,249,553	9/17/09	5,984,412	6,057,115	(72,703)
SELL	EUR	UBS AG	6,298,387	9/17/09	8,874,805	8,977,427	(102,622)
SELL	GBP	Barclays Bank	861,542	10/15/09	1,395,870	1,438,956	(43,086)
SELL	GBP	Deutsche Bank	861,542	10/15/09	1,396,284	1,438,956	(42,672)
SELL	IDR	Merrill Lynch International	2,459,348,879	8/5/09	247,420	247,743	(323)
BUY	IDR	Merrill Lynch International	2,459,348,879	9/4/09	246,923	246,194	(729)
BUY	JPY	UBS AG	389,016,017	10/15/09	4,137,236	4,114,007	(23,229)
SELL	SEK	UBS AG	3,500,909	8/31/09	443,193	485,220	(42,027)

							$(458,466)

Futures Contracts Outstanding at 07/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	23	2,697,469	Sep-09	58,498
U.S. Treasury Note 5 yr (Long)	USD	32	3,692,250	Sep-09	12,138

					$70,636

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	4	866,313	Sep-09	$(6,202)

Swap Agreements at 07/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	1,130,000	Merrill Lynch International	(1)	0.68% (fixed rate)	$29,908
Liability Derivatives
Credit Default Swaps
3/20/14	USD	490,000	Morgan Stanley Capital Sevices, Inc.	(2)	1.75% (fixed rate)	$(6,221)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/2013.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 07/15/2023.

At July 31, 2009 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 07/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,148,150	42,159,477	(58,531,980)	2,775,647

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$45,331	$2,775,647

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2009, are as follows:

United States	61.6%
Japan	4.5%
United Kingdom	3.6%
Germany	3.6%
France	3.3%
Canada	3.1%
Spain	2.4%
Italy	2.4%
Netherlands	2.0%
Other Countries	13.5%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.